Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	$ 7,164
Depreciation, right-of-use assets	(1,193)	$ (1,581)	$ (1,151)
Right-of-use asset, ending balance	6,720	7,164
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	9,139	5,402
Additions	1,234	5,718
Terminations Of Right-To-Use Assets	(386)
Lease termination		(1,873)
Exchange differences, right-of-use-assets	(542)	(108)
Right-of-use asset, ending balance	9,445	9,139	5,402
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(1,975)	(2,273)
Lease termination	386	1,873
Exchange differences, right-of-use-assets	57	6
Depreciation, right-of-use assets	(1,193)	(1,581)
Right-of-use asset, ending balance	(2,725)	(1,975)	(2,273)
Properties (offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	7,080
Right-of-use asset, ending balance	6,669	7,080
Properties (offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	9,005	5,324
Additions	1,234	5,662
Terminations Of Right-To-Use Assets	(386)
Lease termination		(1,873)
Exchange differences, right-of-use-assets	(542)	(108)
Right-of-use asset, ending balance	9,311	9,005	5,324
Properties (offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(1,925)	(2,253)
Lease termination	386	1,873
Exchange differences, right-of-use-assets	57	6
Depreciation, right-of-use assets	(1,160)	(1,551)
Right-of-use asset, ending balance	(2,642)	(1,925)	(2,253)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	84
Right-of-use asset, ending balance	51	84
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	134	78
Additions	0	56
Terminations Of Right-To-Use Assets	0
Lease termination		0
Exchange differences, right-of-use-assets	0	0
Right-of-use asset, ending balance	134	134	78
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(50)	(20)
Lease termination	0	0
Exchange differences, right-of-use-assets	0	0
Depreciation, right-of-use assets	(33)	(30)
Right-of-use asset, ending balance	$ (83)	$ (50)	$ (20)